Convertible loans (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible loan from third parties

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Convertible loan from noteholders	-	368	279
Convertible loans	5,200	1,950	1,478
Debt issuance cost	(106)	(15)	(11)
	5,094	2,303	1,746
Less: Current portion	-	(2,303)	(1,746)
Non-current portion	5,094	-	-

Schedule of convertible loan

The convertible loans as of December 31, 2023 and 2022 are set out below:

						2022	2023	2023
Loan	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate convertible loans	SGD	24-month	5%	Nil	-	5,094	2,303	1,746